UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to
☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to
☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported)

January 27, 2017

Navitas Credit Corp.1

(Exact name of securitizer as specified in its charter)

none	0001665047
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Richard Pfaltzgraff, (856) 751-3700 Ext. 105

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Navitas Credit Corp. is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Navitas Equipment Receivables LLC 2013-1, Navitas Equipment Receivables LLC 2015-1 and Navitas Equipment Receivables LLC 2016-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Navitas Credit Corp. (Securitizer)

By:	/s/ Richard Pfaltzgraff
Name: Richard Pfaltzgraff Title: Senior Vice President & Chief Financial Officer

Date: January 27, 2017